SCHEDULE OF PROVISIONS (Details) (Parenthetical) $ in Millions	9 Months Ended
Sep. 30, 2022 USD ($)
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.00%
Employee turnover rate	4.00%
Actuarial assumption of expected rates of salary increases	3.75%
Pension defined benefit plans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Employee turnover rate	22.00%
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	$ 2.0
Post-employment medical defined benefit plans [member] | Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	6.68%
Undiscounted amount of obligations	$ 1.0
Post-employment medical defined benefit plans [member] | Miguel Auza [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.19%
Undiscounted amount of obligations	$ 1.0